Consolidated Statement of Operations - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from Contract with Customer, Excluding Assessed Tax	$ 2,484	$ 2,291	$ 4,688	$ 4,365	$ 8,906	$ 8,131	$ 6,576
Depreciation, Depletion and Amortization					325	336	353
Depreciation and amortization	86	79	170	161		336	353
General and Administrative Expense	113	115	220	219	443	439	409
Other Expenses	15	12	35	26	51	56	66
Total expenses excluding reimbursable expenses	548	558	1,057	1,078	2,151	2,100	2,107
Total expenses	2,006	1,885	3,898	3,680	7,474	6,999	5,716
Gain on sale of assets, net					0	0	8
Operating income	478	406	790	685	1,432	1,132	868
Interest expense	(101)	(95)	(199)	(178)	(371)	(351)	(334)
Gain (loss) on foreign currency transactions	(3)	(12)	(3)	(1)	(11)	3	(16)
Loss on debt extinguishment					0	60	0
Other non-operating income, net	(12)	(1)	(8)	13	28	29	22
Income from continuing operations before income taxes	362	298	580	519	1,078	753	540
Income Tax Expense (Benefit)	(101)	(81)	(160)	(139)	(309)	336	(557)
Income (loss) from continuing operations, net of taxes					769	1,089	(17)
Income from discontinued operations, net of taxes					0	0	371
Net income	261	217	420	380	769	1,089	354
Net income attributable to noncontrolling interest	(1)	0	(2)	(2)	(5)	(5)	(16)
Net income attributable to Hilton stockholders	$ 260	$ 217	$ 418	$ 378	$ 764	$ 1,084	$ 338
Earnings per share: basic
Net income (loss) from continuing operations per share					$ 2.53	$ 3.34	$ (0.08)
Net income from discontinued operations per share					0	0	1.11
Earnings Per Share, Basic	$ 0.90	$ 0.72	$ 1.43	$ 1.22	2.53	3.34	1.03
Earnings per share: diluted
Net income (loss) from continuing operations per share					2.50	3.32	(0.08)
Net income from discontinued operations per share					0	0	1.11
Net income per share, diluted	0.89	0.71	1.42	1.21	2.50	3.32	1.03
Cash dividends per share	$ 0.15	$ 0.15	$ 0.30	$ 0.30	$ 0.60	$ 0.60	$ 0.84
Franchise and licensing fees
Revenue from Contract with Customer, Excluding Assessed Tax	$ 444	$ 404	$ 826	$ 735	$ 1,530	$ 1,321	$ 1,091
Base and other management fees
Revenue from Contract with Customer, Excluding Assessed Tax	89	84	169	161	321	324	230
Incentive management fees
Revenue from Contract with Customer, Excluding Assessed Tax	58	59	113	114	235	222	142
Hotel, Owned
Revenue from Contract with Customer, Excluding Assessed Tax	387	392	699	726	1,484	1,432	1,434
Expenses	334	352	632	672	1,332	1,269	1,279
Hotel, Other
Revenue from Contract with Customer, Excluding Assessed Tax	26	22	52	45	98	105	82
Total revenues excluding reimbursable revenues
Revenue from Contract with Customer, Excluding Assessed Tax	1,004	961	1,859	1,781	3,668	3,404	2,979
Other revenues from managed and franchised properties
Revenue from Contract with Customer, Excluding Assessed Tax	1,480	1,330	2,829	2,584	5,238	4,727	3,597
Other expenses from managed and franchised properties
Expenses	$ 1,458	$ 1,327	$ 2,841	$ 2,602	$ 5,323	$ 4,899	$ 3,609